Loans and borrowings (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	₨ 61,131	₨ 68,516